UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08549

Oak Associates Funds

(Exact name of registrant as specified in charter)

101 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Leslie Manna

Oak Associates, ltd.

3875 Embassy Parkway, Suite 250

Akron, Ohio 44333-8334

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-462-5386

Date of fiscal year end:     October 31

Date of reporting period:   November 1, 2011 - April 30, 2012

Item 1. Reports to Stockholders.

# SEMI-ANNUAL REPORT | *April 30, 2012*

OAK
ASSOCIATES FUNDS

OVER *25 years* OF GROWTH INVESTING

White Oak Select Growth Fund | WOGSX

Pin Oak Equity Fund | POGSX

Rock Oak Core Growth Fund | RCKSX

River Oak Discovery Fund | RIVSX

Red Oak Technology Select Fund | ROGSX

Black Oak Emerging Technology Fund | BOGSX

Live Oak Health Sciences Fund | LOGSX

Shareholder Letter
June 6, 2012

Dear Fellow Shareholder:

US stocks have endured high levels of volatility over the last year. News out of Europe and faltering economic data have often caused short-term corrections. The experiment of austerity in Europe is now being questioned in favor of a pro-growth approach. As concerning as these events are, the European sovereign debt crisis and austerity measures have been newsworthy for nearly three years. During that time, the S&P 500 has risen nearly 100% since the 2009 market low.

It remains difficult for the market to determine whether sufficient political will exists to solve the debt crisis in Europe when regimes and policies change. Thus far, the European Central Bank’s LTRO (Long-Term Refinancing Operation) has provided sufficient liquidity to thwart a sovereign default and keep credit markets functioning. Whether this solves the problem or simply drags the situation out will not be known for years. As a result of the situation in Europe, central banks globally have remained accommodative by providing stimulus and keeping interest rates low. These actions tend to be favorable for equities.

Despite the concerns over Europe and higher volatility, the US market has been performing well since 2009. Consumer discretionary and technology stocks, two of the most economically sensitive groups, have been the strongest performers over the last year. Both groups are correlated with consumer spending and reflect investor confidence in the economy. While the risk of a sudden unpredictable event out of Europe overhangs investors, the market’s underlying fundamentals remain healthy. Companies’ profit margins are high, earnings are robust and balance sheets are strong. These characteristics are a byproduct of the stricter capital discipline that developed during the 2008 recession and persist today.

Domestically, the US economy continues to show signs that the recovery is sustainable. The largest drag has come from the housing sector. While the real estate market has not fully recovered, much of the excesses created from the housing bubble have been eliminated. Inventory has been reduced, new construction is at a moderate rate, and the number of foreclosures has dropped significantly. When foreclosed homes are excluded, home prices have actually crept higher in most markets. The lingering foreclosure backlog appears problematic for just a few formerly hot states and investors have entered those markets aggressively, absorbing much of the excess properties in favored locales.

Longer-term, interest rates are unlikely to remain as depressed as they are now. Even so, the appetite for US government bonds remains strong. Indeed, investors continue to pull billions out of stocks and pile into low yielding bonds. Since investing is essentially an exercise in measuring risk and reward, we believe the present opportunity strongly rewards equity investing. The flight-to-safety trade and depressed interest rates have pushed long-term bond prices meaningfully higher and now offer historically low returns. With the most likely scenario favoring a continued economic recovery, potential inflationary side-affects from excess stimulus, and extremely low rates, the risk to bonds appears greater than their return potential from current levels.

For the rest of 2012, the upcoming presidential election will garner more of the market’s attention. Regardless of the outcome in November, prospects for government cooperation and decisive action increase after the election. Surprise problems from Spanish, Portuguese, Italian and Greek banks threaten US markets and remain the largest unknown for investors. In many ways, the conditions to invest in US equities are very positive. While others are focused on geopolitical issues abroad, the underlying trends for US companies are strong. Profitability is high and rising. Valuations are attractive. Sentiment toward stocks remains poor, providing opportunity. Monetary conditions are stimulative and inflation is low. This creates an environment that is supportive for equity investing.

Thank you to all of our investors for the confidence and support that you have shown us this year. We appreciate the opportunity to invest on your behalf.

Best regards,

Robert Stimpson, CFA

Portfolio Manager

Oak Associates Funds

This manager commentary represents an assessment of the market environment at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. This information should not be relied upon by the reader as research or investment advice.

Investments are subject to market fluctuations and a fund’s share price can fall because of weakness in the broad market, a particular industry, or a specific holding.

Sovereign debt is debt that is issued by national governments.

CFA is a registered trademark of the CFA Institute.

Semi-Annual Report | April 30, 2012 (Unaudited)	1

White Oak Select Growth Fund	Performance Update
All data below as of April 30, 2012 (Unaudited)

Fund Data
Ticker Symbol	WOGSX
Share Price	$42.98
Total Net Assets	$244.1 M
Portfolio Turnover	1.69%

Industry Weightings^
Information Technology	39.1%
Financials	26.8%
Health Care	20.6%
Consumer Discretionary	6.4%
Energy	3.5%
Materials	3.1%
Short Term Investments	0.3%

Top 10 Holdings^

1. Amazon.com, Inc.	6.36%

2. ACE, Ltd.	6.15%

3. KLA-Tencor Corp.	5.80%

4. International Business Machines Corp.	5.56%

5. UnitedHealth Group, Inc.	5.43%

6. Qualcomm, Inc.	5.26%

7. JPMorgan Chase & Co.	5.20%

8. Google, Inc. - Class A	4.86%

9. Amgen, Inc.	4.76%

10. Cognizant Technology Solutions Corp. - Class A	4.51%

^ Percentages are based on net assets. Holdings are subject to change.

Growth of $10,000 Chart

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower.

	Average Annual Total Return
	1 Year Return	3 Year Return	5 year Return	10 year Return	Inception to Date
White Oak Select Growth Fund	1.66%	17.83%	3.95%	2.96%	7.81%	*
S&P 500 Total Return Index[1]	4.76%	19.46%	1.01%	4.71%	8.34%	*
Lipper Large-Cap Growth Funds Average[2]	4.70%	18.83%	2.96%	4.32%	7.40%	**

*Since 08/03/1992 **Since 07/31/1992	Gross Expense Ratio (Per the current prospectus): 1.14%

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please visit www.oakfunds.com or call 1-888-462-5386.

1 Standard & Poor’s is the source and owner of the S&P Index data. 2 Lipper Inc. is the source and owner of the Lipper Classification data. See Pages 9 and 10 for additional disclosure.

2	1-888-462-5386 | www.oakfunds.com

Pin Oak Equity Fund	Performance Update
All data below as of April 30, 2012 (Unaudited)

Fund Data
Ticker Symbol	POGSX
Share Price	$32.94
Total Net Assets	$70.0 M
Portfolio Turnover	13.56%

Industry Weightings^
Financials	32.2%
Information Technology	31.6%
Consumer Discretionary	21.1%
Energy	7.5%
Industrials	6.4%
Health Care	0.2%
Short Term Investments	0.9%

Top 10 Holdings^

1. Garmin, Ltd.	4.38%

2. Fair Isaac Corp.	4.37%

3. Microsoft Corp	4.36%

4. Capital One Financial Corp.	4.30%

5. BMC Software, Inc.	4.24%

6. Amdocs, Ltd.	4.24%

7. The Charles Schwab Corp.	4.17%

8. CIT Group, Inc.	4.16%

9. The Western Union Co.	4.07%

10. Wells Fargo & Co.	4.01%

^ Percentages are based on net assets. Holdings are subject to change.

Growth of $10,000 Chart

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower.

	Average Annual Total Return
	1 Year Return	3 Year Return	5 year Return	10 year Return	Inception to Date
Pin Oak Equity Fund	3.65%	23.44%	6.45%	5.17%	6.44%	*
S&P 500 Total Return Index[1]	4.76%	19.46%	1.01%	4.71%	8.34%	*
Lipper Multi-Cap Growth Funds Average[2]	1.02%	19.97%	2.75%	5.53%	8.77%	**

*Since 08/03/1992 **Since 07/31/1992	Gross Expense Ratio (Per the current prospectus): 1.20%

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please visit www.oakfunds.com or call 1-888-462-5386.

1 Standard & Poor’s is the source and owner of the S&P Index data. 2 Lipper Inc. is the source and owner of the Lipper Classification data. See Pages 9 and 10 for additional disclosure.

Semi-Annual Report | April 30, 2012 (Unaudited)	3

Rock Oak Core Growth Fund	Performance Update
All data below as of April 30, 2012 (Unaudited)

Fund Data
Ticker Symbol	RCKSX
Share Price	$12.67
Total Net Assets	$7.4 M
Portfolio Turnover	14.83%

Industry Weightings^
Information Technology	32.8%
Consumer Discretionary	15.4%
Financials	12.1%
Health Care	9.1%
Industrials	7.7%
Consumer Staples	6.0%
Energy	5.5%
Materials	5.1%
Short-Term Investments	6.3%

Top 10 Holdings^

1. Las Vegas Sands Corp.	4.72%

2. VMware, Inc. - Class A	4.53%

3. Cognizant Technology Solutions Corp. - Class A	4.29%

4. American Express Co.	3.99%

5. Symantec Corp.	3.62%

6. Qualcomm, Inc.	3.28%

7. F5 Networks, Inc.	3.26%

8. Wynn Resorts, Ltd.	3.24%

9. Gilead Sciences, Inc.	3.16%

10. Whole Foods Market, Inc.	3.14%

^ Percentages are based on net assets. Holdings are subject to change.

Growth of $10,000 Chart

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower.

	Average Annual Total Return
	1 Year Return	3 Year Return	5 year Return	10 year Return	Inception to Date*
Rock Oak Core Growth Fund	-2.31%	18.63%	3.11%	–	3.91%
S&P 500 Total Return Index[1]	4.76%	19.46%	1.01%	–	4.10%
Lipper Large-Cap Growth Funds Average[2]	4.70%	18.83%	2.96%	–	4.43%

*Since 12/31/2004	Gross Expense Ratio (Per the current prospectus): 1.65%

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please visit www.oakfunds.com or call 1-888-462-5386.

1 Standard & Poor’s is the source and owner of the S&P Index data. 2 Lipper Inc. is the source and owner of the Lipper Classification data. See Pages 9 and 10 for additional disclosure.

4	1-888-462-5386 | www.oakfunds.com

River Oak Discovery Fund	Performance Update
All data below as of April 30, 2012 (Unaudited)

Fund Data
Ticker Symbol	RIVSX
Share Price	$14.31
Total Net Assets	$11.8 M
Portfolio Turnover	23.16%

Industry Weightings^
Information Technology	36.9%
Financials	13.3%
Energy	11.2%
Materials	9.4%
Health Care	8.9%
Consumer Staples	6.1%
Consumer Discretionary	5.6%
Industrials	3.3%
Short-Term Investments	5.7%

Top 10 Holdings^

1. MercadoLibre, Inc.	5.09%

2. Sourcefire, Inc.	4.85%

3. Dolby Laboratories, Inc. - Class A	4.03%

4. PrivateBancorp, Inc.	3.83%

5. Oceaneering International, Inc.	3.55%

6. Cubist Pharmaceuticals, Inc.	3.53%

7. Veeco Instruments, Inc.	3.46%

8. Greif, Inc. - Class A	3.28%

9. The Boston Beer Co., Inc. - Class A	3.16%

10. Tesla Motors, Inc.	3.01%

^ Percentages are based on net assets. Holdings are subject to change.

Growth of $10,000 Chart

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower.

	Average Annual Total Return
	1 Year Return	3 Year Return	5 year Return	10 year Return	Inception to Date*
River Oak Discovery Fund	-5.29%	18.45%	4.32%	–	6.05%
Russell 2000 Growth Index[1]	-4.55%	21.78%	3.24%	–	6.23%
Lipper Small-Cap Growth Funds Average[2]	-4.08%	22.29%	2.82%	–	5.71%

*Since 06/30/2005	Gross Expense Ratio (Per the current prospectus): 1.53%

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please visit www.oakfunds.com or call 1-888-462-5386.

1 Russell Investments is the source and owner of the Russell Index data. 2 Lipper Inc. is the source and owner of the Lipper Classification data. See Pages 9 and 10 for additional disclosure.

Semi-Annual Report | April 30, 2012 (Unaudited)	5

Red Oak Technology Select Fund	Performance Update
All data below as of April 30, 2012 (Unaudited)

Fund Data
Ticker Symbol	ROGSX
Share Price	$10.70
Total Net Assets	$81.3 M
Portfolio Turnover	12.90%

Industry Weightings^
Information Technology	86.3%
Industrials	6.2%
Consumer Discretionary	3.9%
Telecommunication Services	0.8%
Short Term Investments	2.8%

Top 10 Holdings^

1. Accenture PLC - Class A	5.43%

2. KLA-Tencor Corp.	4.45%

3. Northrop Grumman Corp.	4.37%

4. International Business Machines Corp.	4.26%

5. IAC/InterActive Corp.	3.97%

6. Amazon.com, Inc.	3.91%

7. CA, Inc.	3.87%

8. Check Point Software Technologies, Ltd.	3.84%

9. Alliance Data Systems Corp.	3.64%

10. Total System Services, Inc.	3.59%

^ Percentages are based on net assets. Holdings are subject to change.

Growth of $10,000 Chart

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower.

	Average Annual Total Return
	1 Year Return	3 Year Return	5 year Return	10 year Return	Inception to Date*
Red Oak Technology Select Fund	5.52%	24.39%	6.66%	3.62%	0.51%
NASDAQ 100 Index[1]	14.40%	26.00%	8.60%	8.42%	3.40%
Lipper Science & Technology Average[2]	-1.45%	20.50%	4.57%	5.71%	3.13%

*Since 12/31/1998	Gross Expense Ratio (Per the current prospectus): 1.32%

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please visit www.oakfunds.com or call 1-888-462-5386.

1 NASDAQ is the source and owner of the NASDAQ Index data. 2 Lipper Inc. is the source and owner of the Lipper Classification data. See Pages 9 and 10 for additional disclosure.

6	1-888-462-5386 | www.oakfunds.com

Black Oak Emerging Technology Fund	Performance Update
All data below as of April 30, 2012 (Unaudited)

Fund Data
Ticker Symbol	BOGSX
Share Price	$3.11
Total Net Assets	$30.8 M
Portfolio Turnover	20.80%

Industry Weightings^
Information Technology	85.6%
Health Care	6.0%
Materials	3.8%
Consumer Discretionary	3.1%
Short Term Investments	4.2%

Top 10 Holdings^
1. Apple, Inc.	6.84%

2. Cognizant Technology Solutions Corp. - Class A	6.71%

3. Qualcomm, Inc.	6.59%

4. VMware, Inc. - Class A	5.52%

5. MercadoLibre, Inc.	5.03%

6. Red Hat, Inc.	5.00%

7. Salesforce.com, Inc.	4.66%

8. Illumina, Inc.	4.62%

9. Dolby Laboratories, Inc. - Class A	4.39%

10. ANSYS, Inc.	3.62%

^ Percentages are based on net assets. Holdings are subject to change.

Growth of $10,000 Chart

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower.

	Average Annual Total Return
	1 Year Return	3 Year Return	5 year Return	10 year Return	Inception to Date
Black Oak Emerging Technology Fund	-9.86%	19.77%	5.76%	1.50%	-9.79	%*
NASDAQ 100 Index[1]	14.40%	26.00%	8.60%	8.42%	1.80	%*
Lipper Global Science & Technology Average[2]	-1.45%	20.50%	4.57%	5.71%	-0.10	%**

*Since 12/29/2000 **Since 12/31/2000	Gross Expense Ratio (Per the current prospectus): 1.35%

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please visit www.oakfunds.com or call 1-888-462-5386.

1 NASDAQ is the source and owner of the NASDAQ Index data. 2 Lipper Inc. is the source and owner of the Lipper Classification data. See Pages 9 and 10 for additional disclosure.

Semi-Annual Report | April 30, 2012 (Unaudited)	7

Live Oak Health Sciences Fund	Performance Update
All data below as of April 30, 2012 (Unaudited)

Fund Data
Ticker Symbol	LOGSX
Share Price	$14.29
Total Net Assets	$34.8M
Portfolio Turnover	8.95%

Industry Weightings^
Health Care	96.8%
Short Term Investments	3.3%

Top 10 Holdings^
1. McKesson Corp.	5.21%

2. AmerisourceBergen Corp.	4.79%

3. Cardinal Health, Inc.	4.61%

4. Pfizer, Inc.	3.87%

5. CR Bard, Inc.	3.78%

6. Becton Dickinson and Co.	3.61%

7. Zimmer Holdings, Inc.	3.60%

8. AstraZeneca PLC ADR	3.54%

9. GlaxoSmithKline PLC ADR	3.49%

10. Sanofi ADR	3.44%

^ Percentages are based on net assets. Holdings are subject to change.

Growth of $10,000 Chart

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower.

	Average Annual Total Return
	1 Year Return	3 Year Return	5 year Return	10 year Return	Inception to Date
Live Oak Health Sciences Fund	2.60%	20.63%	6.10%	6.37%	4.51	%*
S&P 500 Healthcare Index[1]	9.05%	18.28%	2.91%	3.81%	3.26	%*
Lipper Health & Biotechnology Average[2]	6.87%	22.08%	6.14%	7.33%	5.31	%**

*Since 06/29/2001 **Since 06/30/2001	Gross Expense Ratio (Per the current prospectus): 1.26%

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please visit www.oakfunds.com or call 1-888-462-5386.

1 Standard & Poor’s is the source and owner of the S&P Index data. 2 Lipper Inc. is the source and owner of the Lipper Classification data. See Pages 9 and 10 for additional disclosure.

8	1-888-462-5386 | www.oakfunds.com

Important Disclosures
As of April 30, 2012 (Unaudited)

Index Definitions and Disclosures

All indices are unmanaged and index performance figures include reinvestment of dividends but do not reflect any fees, expenses or taxes. Investors cannot invest directly in an index.

NASDAQ 100 Index – The NASDAQ 100 Index includes 100 of the largest domestic and international non-financial securities listed on The Nasdaq Stock Market based on market capitalization.

Russell 2000 Growth Index – The Russell 2000 Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

S&P 500 Healthcare Index – The S&P 500 Healthcare Index is a capitalization-weighted index that encompasses two main industry groups. The first includes companies who manufacture health care equipment and supplies or provide health care related services, including distributors of health care products, providers of basic health-care services, and owners and operators of health care facilities and organizations. The second group consists of companies primarily involved in the research, development, production and marketing of pharmaceuticals and biotechnology products.

S&P 500 Index – The S&P 500 Index is a commonly recognized, market capitalization weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.

Lipper Global Science & Technology Funds – Funds that invest primarily in the equity securities of domestic and foreign companies engaged in science and technology.

Lipper Health/Biotechnology Funds – Funds that invest primarily in the equity securities of domestic companies engaged in healthcare, medicine, and biotechnology.

Lipper Large-Cap Growth Funds – Funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) above Lipper’s USDE large-cap floor. Large-cap growth funds typically have an above-average price-to- earnings ratio, price to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index.

Lipper Multi-Cap Growth Funds – Funds that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales per-share growth value, compared to the S&P SuperComposite 1500 Index.

Lipper Science & Technology Funds – Funds that invest primarily in the equity securities of domestic companies engaged in science and technology.

Lipper Small-Cap Growth Funds – Funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper’s USDE small-cap ceiling. Small-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P Small-Cap 600 Index.

Semi-Annual Report | April 30, 2012 (Unaudited)	9

Important Disclosures
As of April 30, 2012 (Unaudited)

Lipper – A Thomson Reuters Company is the source and owner of the Lipper Classification data contained in this material and all trademarks and copyrights related thereto. Any further dissemination or redistribution is strictly prohibited. Lipper Inc. is not responsible for the formatting or configuration of this material or for any inaccuracy in Oak Associates Funds presentation thereof.

NASDAQ is the source and owner of the NASDAQ Index data contained in this material and all trademarks and copyrights related thereto. Any further dissemination or redistribution is strictly prohibited. NASDAQ is not responsible for the formatting or configuration of this material or for any inaccuracy in Oak Associates Funds presentation thereof.

Russell Investments is the source and owner of the Russell Index data contained in this material and all trademarks and copyrights related thereto. Any further dissemination or redistribution is strictly prohibited. Russell Investments is not responsible for the formatting or configuration of this material or for any inaccuracy in Oak Associates Funds presentation thereof.

Standard & Poor’s is the source and owner of the S&P Index data contained in this material and all trademarks and copyrights related thereto. Any further dissemination or redistribution is strictly prohibited. Standard & Poor’s is not responsible for the formatting or configuration of this material or for any inaccuracy in Oak Associates Funds presentation thereof.

10	1-888-462-5386 | www.oakfunds.com

Disclosure of Fund Expenses
As of April 30, 2012 (Unaudited)

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund’s average net assets; this percentage is known as the fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period”.

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return—the account values shown may not apply to your specific investment.

Semi-Annual Report | April 30, 2012 (Unaudited)	11

Disclosure of Fund Expenses
As of April 30, 2012 (Unaudited)

	Beginning Account Value 11/01/2011	Ending Account Value 04/30/2012	Annualized Expense Ratio	Expenses Paid During the Period(a)
White Oak Select Growth Fund
Actual Return	$1,000.00	$1,099.50	1.16%	$6.06
Hypothetical 5% Return	$1,000.00	$1,019.10	1.16%	$5.82
Pin Oak Equity Fund
Actual Return	$1,000.00	$1,155.00	1.20%	$6.43
Hypothetical 5% Return	$1,000.00	$1,018.90	1.20%	$6.02
Rock Oak Core Growth Fund
Actual Return	$1,000.00	$1,088.50	1.25%	$6.49
Hypothetical 5% Return	$1,000.00	$1,018.65	1.25%	$6.27
River Oak Discovery Fund
Actual Return	$1,000.00	$1,121.50	1.35%	$7.12
Hypothetical 5% Return	$1,000.00	$1,018.15	1.35%	$6.77
Red Oak Technology Select Fund
Actual Return	$1,000.00	$1,114.60	1.27%	$6.68
Hypothetical 5% Return	$1,000.00	$1,018.55	1.27%	$6.37
Black Oak Emerging Technology Fund
Actual Return	$1,000.00	$1,118.70	1.35%	$7.11
Hypothetical 5% Return	$1,000.00	$1,018.15	1.35%	$6.77
Live Oak Health Sciences Fund
Actual Return	$1,000.00	$1,061.90	1.21%	$6.20
Hypothetical 5% Return	$1,000.00	$1,018.85	1.21%	$6.07

(a)	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

12	1-888-462-5386 | www.oakfunds.com

White Oak Select Growth Fund	Schedules of Investments
As of April 30, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (99.5%)
CONSUMER DISCRETIONARY (6.4%)
Internet & Catalog Retail (6.4%)
Amazon.com, Inc.(a)	67,000	$15,537,300

ENERGY (3.5%)
Energy Equipment & Services (3.5%)
Transocean, Ltd.	168,000	8,465,520

FINANCIALS (26.8%)
Capital Markets (7.4%)
The Charles Schwab Corp.	640,000	9,152,000
US Bancorp	280,000	9,007,600

		18,159,600

Commercial Banks (8.0%)
CIT Group, Inc.(a)	280,400	10,613,140
M&T Bank Corp.	60,000	5,176,200
TCF Financial Corp.	325,000	3,727,750

		19,517,090

Diversified Financial Services (5.2%)
JPMorgan Chase & Co.	295,400	12,696,292

Insurance (6.2%)
ACE, Ltd.	197,500	15,004,075

HEALTH CARE (20.6%)
Biotechnology (4.7%)
Amgen, Inc.	163,500	11,626,485

Health Care Equipment & Supplies (3.8%)
Stryker Corp.	170,000	9,276,900

Health Care Providers & Services (8.4%)
Express Scripts Holding Co.(a)	130,000	7,252,700
UnitedHealth Group, Inc.	236,000	13,251,400

		20,504,100

Pharmaceuticals (3.7%)
Teva Pharmaceutical Industries, Ltd. ADR	197,000	9,010,780

INFORMATION TECHNOLOGY (39.1%)
Communications Equipment (9.1%)
Cisco Systems, Inc.	465,000	9,369,750
Qualcomm, Inc.	201,300	12,850,992

		22,220,742

Semi-Annual Report | April 30, 2012 (Unaudited)	13

Schedules of Investments	White Oak Select Growth Fund
As of April 30, 2012 (Unaudited)

Security Description	Shares	Value
Computers & Peripherals (5.5%)
International Business Machines Corp.	65,500	$13,563,740

Internet Software & Services (4.9%)
Google, Inc. - Class A(a)	19,600	11,862,508

IT Services (4.5%)
Cognizant Technology Solutions Corp. - Class A(a)	150,000	10,998,000

Semiconductors & Semiconductor Equipment (10.0%)
Broadcom Corp. - Class A(a)	282,000	10,321,200
KLA-Tencor Corp.	271,300	14,148,295

		24,469,495

Software (5.1%)
Salesforce.com, Inc.(a)	53,500	8,331,555
Symantec Corp.(a)	250,000	4,130,000

		12,461,555

MATERIALS (3.1%)
Metals & Mining (3.1%)
Goldcorp, Inc.	198,000	7,575,480

TOTAL COMMON STOCKS (Cost $157,511,734)		242,949,662

SHORT TERM INVESTMENTS (0.3%)
Fidelity Institutional Money Market Government Portfolio - Class I (7 day yield 0.010%)	666,857	666,857

TOTAL SHORT TERM INVESTMENTS (Cost $666,857)		666,857

TOTAL INVESTMENTS - (99.8%) (Cost $158,178,591)		$243,616,519

Assets in Excess of Other Liabilities - (0.2%)		495,785

NET ASSETS - (100.0%)		$244,112,304

(a)	Non-income producing security.

Common Abbreviations:

ADR - American Depositary Receipt.

Ltd. - Limited.

The accompanying notes are an integral part of the financial statements.

14	1-888-462-5386 | www.oakfunds.com

Pin Oak Equity Fund	Schedules of Investments
As of April 30, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (99.0%)
CONSUMER DISCRETIONARY (21.1%)
Auto Components (1.6%)
Visteon Corp.(a)	22,300	$1,118,791

Hotels, Restaurants & Leisure (3.0%)
Interval Leisure Group, Inc.	121,182	2,094,025

Household Durables (4.4%)
Garmin, Ltd.	65,100	3,068,163

Internet & Catalog Retail (2.9%)
Amazon.com, Inc.(a)	8,850	2,052,315

Media (9.2%)
DISH Network Corp. - Class A	86,300	2,759,011
The Interpublic Group of Cos., Inc.	134,000	1,582,540
News Corp. - Class A	106,000	2,077,600

		6,419,151

ENERGY (7.5%)
Energy Equipment & Services (7.5%)
Diamond Offshore Drilling, Inc.	32,700	2,241,585
Nabors Industries, Ltd.(a)	146,300	2,435,895
Pioneer Drilling Co.(a)	76,200	600,456

		5,277,936

FINANCIALS (32.2%)
Capital Markets (8.1%)
The Bank of New York Mellon Corp.	69,000	1,631,850
The Charles Schwab Corp.	204,000	2,917,200
Morgan Stanley	65,500	1,131,840

		5,680,890

Commercial Banks (15.8%)
CIT Group, Inc.(a)	77,000	2,914,450
First Bancorp	53,735	538,425
Great Southern Bancorp, Inc.	71,838	1,726,985
International Bancshares Corp.	99,500	1,963,135
SunTrust Banks, Inc.	43,900	1,065,892
Wells Fargo & Co.	84,000	2,808,120

		11,017,007

Consumer Finance (4.3%)
Capital One Financial Corp.	54,300	3,012,564

Insurance (4.0%)
Everest Re Group, Ltd.	8,400	832,440

Semi-Annual Report | April 30, 2012 (Unaudited)	15

Schedules of Investments	Pin Oak Equity Fund
As of April 30, 2012 (Unaudited)

Security Description	Shares	Value
Insurance (continued)
The Travelers Cos., Inc.	31,000	$1,993,920

		2,826,360

HEALTH CARE (0.2%)
Biotechnology (0.2%)
Biogen Idec, Inc.(a)	1,300	174,213

INDUSTRIALS (6.4%)
Aerospace & Defense (6.4%)
Lockheed Martin Corp.	24,000	2,172,960
Raytheon Co.	42,000	2,273,880

		4,446,840

INFORMATION TECHNOLOGY (31.6%)
Internet Software & Services (6.6%)
Google, Inc. - Class A(a)	3,500	2,118,305
IAC/InterActive Corp.	52,856	2,545,017

		4,663,322

IT Services (10.5%)
Amdocs, Ltd.(a)	92,672	2,965,504
Paychex, Inc.	49,049	1,519,538
The Western Union Co.	155,000	2,848,900

		7,333,942

Semiconductors & Semiconductor Equipment (1.5%)
KLA-Tencor Corp.	20,500	1,069,075

Software (13.0%)
BMC Software, Inc.(a)	72,000	2,970,720
Fair Isaac Corp.	71,296	3,058,598
Microsoft Corp.	95,300	3,051,506

		9,080,824

TOTAL COMMON STOCKS (Cost $53,162,714)		69,335,418

SHORT TERM INVESTMENTS (0.9%)
Fidelity Institutional Money Market Government Portfolio - Class I (7 day yield 0.010%)	607,094	607,094

TOTAL SHORT TERM INVESTMENTS (Cost $607,094)		607,094

TOTAL INVESTMENTS - (99.9%) (Cost $53,769,808)		$69,942,512

Assets in Excess of Other Liabilities - (0.1%)		41,378

NET ASSETS - (100.0%)		$69,983,890

16	1-888-462-5386 | www.oakfunds.com

Pin Oak Equity Fund	Schedules of Investments
As of April 30, 2012 (Unaudited)

(a)	Non-income producing security.

Common Abbreviations:

Ltd. - Limited.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | April 30, 2012 (Unaudited)	17

Schedules of Investments	Rock Oak Core Growth Fund
As of April 30, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (93.7%)
CONSUMER DISCRETIONARY (15.4%)
Hotels, Restaurants & Leisure (13.2%)
Chipotle Mexican Grill, Inc.(a)	500	$207,075
Ctrip.com International, Ltd. ADR(a)	8,500	184,195
Las Vegas Sands Corp.	6,300	349,587
Wynn Resorts, Ltd.	1,800	240,120

		980,977

Media (2.2%)
DISH Network Corp. - Class A	5,000	159,850

CONSUMER STAPLES (6.0%)
Food & Staples Retailing (3.1%)
Whole Foods Market, Inc.	2,800	232,596

Personal Products (2.9%)
Herbalife, Ltd.	3,000	210,960

ENERGY (5.5%)
Energy Equipment & Services (5.5%)
National Oilwell Varco, Inc.	2,700	204,552
Transocean, Ltd.	1,500	75,585
Weatherford International, Ltd.(a)	8,600	122,722

		402,859

FINANCIALS (12.1%)
Commercial Banks (2.6%)
Wells Fargo & Co.	5,800	193,894

Consumer Finance (7.0%)
American Express Co.	4,900	295,029
Capital One Financial Corp.	4,000	221,920

		516,949

Real Estate Investment Trusts (2.5%)
Annaly Capital Management, Inc.	11,300	184,416

HEALTH CARE (9.1%)
Biotechnology (3.1%)
Gilead Sciences, Inc.(a)	4,500	234,045

Health Care Equipment & Supplies (0.8%)
Intuitive Surgical, Inc.(a)	100	57,820

Health Care Providers & Services (2.5%)
AmerisourceBergen Corp.	4,900	182,329

18	1-888-462-5386 | www.oakfunds.com

Rock Oak Core Growth Fund	Schedules of Investments
As of April 30, 2012 (Unaudited)

Security Description	Shares	Value
Life Sciences Tools & Services (2.7%)
Illumina, Inc.(a)	4,500	$200,385

INDUSTRIALS (7.7%)
Aerospace & Defense (1.0%)
Exelis, Inc.	3,300	38,049
ITT Corp.	1,650	37,059

		75,108

Air Freight & Logistics (1.6%)
Expeditors International of Washington, Inc.	2,900	116,000

Construction & Engineering (2.0%)
Jacobs Engineering Group, Inc.(a)	3,400	149,022

Electrical Equipment (1.9%)
Rockwell Automation, Inc.	1,800	139,212

Machinery (1.2%)
Xylem, Inc.	3,300	92,004

INFORMATION TECHNOLOGY (32.8%)
Communications Equipment (8.0%)
F5 Networks, Inc.(a)	1,800	241,074
Juniper Networks, Inc.(a)	5,175	110,900
Qualcomm, Inc.	3,800	242,592

		594,566

Computers & Peripherals (2.5%)
Western Digital Corp.(a)	4,800	186,288

Internet Software & Services (2.0%)
Baidu, Inc. ADR(a)	1,100	145,970

IT Services (7.4%)
Cognizant Technology Solutions Corp. - Class A(a)	4,325	317,109
Mastercard, Inc. - Class A	500	226,135

		543,244

Semiconductors & Semiconductor Equipment (2.1%)
Broadcom Corp. - Class A(a)	4,300	157,380

Software (10.8%)
Salesforce.com, Inc.(a)	1,250	194,663
Symantec Corp.(a)	16,200	267,624
VMware, Inc. - Class A(a)	3,000	335,160

		797,447

Semi-Annual Report | April 30, 2012 (Unaudited)	19

Schedules of Investments	Rock Oak Core Growth Fund
As of April 30, 2012 (Unaudited)

Security Description	Shares	Value
MATERIALS (5.1%)
Chemicals (5.1%)
CF Industries Holdings, Inc.	900	$173,754
Sociedad Quimica y Minera de Chile SA ADR	3,475	202,558

		376,312

TOTAL COMMON STOCKS (Cost $5,092,452)		6,929,633

SHORT TERM INVESTMENTS (6.3%)
Fidelity Institutional Money Market Government Portfolio - Class I (7 day yield 0.010%)	469,480	469,480

TOTAL SHORT TERM INVESTMENTS (Cost $469,480)		469,480

TOTAL INVESTMENTS - (100.0%) (Cost $5,561,932)		$7,399,113

Assets in Excess of Other Liabilities - (0.0%)(b)		609

NET ASSETS - (100.0%)		$7,399,722

(a)	Non-income producing security.
(b)	Less than 0.05%.

Common Abbreviations:

ADR - American Depositary Receipt.

Ltd. - Limited.

SA - Generally designates corporations in various countries, mostly those employing the civil law.

The accompanying notes are an integral part of the financial statements.

20	1-888-462-5386 | www.oakfunds.com

River Oak Discovery Fund	Schedules of Investments
As of April 30, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (92.0%)
CONSUMER DISCRETIONARY (5.6%)
Automobiles (3.0%)
Tesla Motors, Inc.(a)	10,700	$354,491

Media (2.6%)
Morningstar, Inc.	5,300	305,916

CONSUMER STAPLES (6.1%)
Beverages (3.1%)
The Boston Beer Co., Inc. - Class A(a)	3,600	371,952

Food Products (3.0%)
B&G Foods, Inc.	15,725	349,724

ENERGY (11.2%)
Energy Equipment & Services (11.2%)
Atwood Oceanics, Inc.(a)	6,600	292,578
Dril-Quip, Inc.(a)	4,200	283,038
Oceaneering International, Inc.	8,100	418,203
Tesco Corp.(a)	20,100	328,233

		1,322,052

FINANCIALS (13.3%)
Capital Markets (4.9%)
Janus Capital Group, Inc.	29,400	222,852
Stifel Financial Corp.(a)	9,600	349,632

		572,484

Commercial Banks (3.8%)
PrivateBancorp, Inc.	28,700	451,451

Thrifts & Mortgage Finance (4.6%)
United Financial Bancorp, Inc.	13,100	210,124
ViewPoint Financial Group, Inc.	20,600	327,746

		537,870

HEALTH CARE (8.9%)
Biotechnology (3.5%)
Cubist Pharmaceuticals, Inc.(a)	9,850	416,458

Health Care Providers & Services (2.8%)
HMS Holdings Corp.(a)	13,500	324,810

Life Sciences Tools & Services (2.6%)
Illumina, Inc.(a)	7,000	311,710

Semi-Annual Report | April 30, 2012 (Unaudited)	21

Schedules of Investments	River Oak Discovery Fund
As of April 30, 2012 (Unaudited)

Security Description	Shares	Value
INDUSTRIALS (3.3%)
Commercial Services & Supplies (0.7%)
EnergySolutions, Inc.(a)	20,100	$84,621

Industrial Conglomerates (2.6%)
Raven Industries, Inc.	5,100	307,071

INFORMATION TECHNOLOGY (36.9%)
Computers & Peripherals (2.5%)
STEC, Inc.(a)	35,700	295,953

Electronic Equipment & Instruments (4.0%)
Dolby Laboratories, Inc. - Class A(a)	12,100	474,683

Internet Software & Services (5.1%)
MercadoLibre, Inc.	6,200	599,788

Semiconductors & Semiconductor Equipment (13.5%)
Cavium, Inc.(a)	7,400	216,524
GT Advanced Technologies, Inc.(a)	50,000	325,500
MKS Instruments, Inc.	11,000	304,150
TriQuint Semiconductor, Inc.(a)	67,800	330,864
Veeco Instruments, Inc.(a)	13,500	407,565

		1,584,603

Software (11.8%)
AsiaInfo-Linkage, Inc.(a)	6,600	83,160
FactSet Research Systems, Inc.	1,500	157,290
Fortinet, Inc.(a)	10,700	279,484
SolarWinds, Inc.(a)	6,400	300,224
Sourcefire, Inc.(a)	11,200	571,088

		1,391,246

MATERIALS (6.7%)
Containers & Packaging (3.3%)
Greif, Inc. - Class A	7,200	386,208

Metals & Mining (3.4%)
Lynas Corp., Ltd. ADR(a)	175,000	197,750
Molycorp, Inc.(a)	7,600	205,656

		403,406

TOTAL COMMON STOCKS (Cost $8,663,067)		10,846,497

MASTER LIMITED PARTNERSHIPS (2.7%)
Terra Nitrogen Co., LP	1,200	321,600

22	1-888-462-5386 | www.oakfunds.com

River Oak Discovery Fund	Schedules of Investments
As of April 30, 2012 (Unaudited)

Security Description	Shares	Value
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $143,761)		$321,600

SHORT TERM INVESTMENTS (5.7%)
Fidelity Institutional Money Market Government Portfolio - Class I (7 day yield 0.010%)	666,251	666,251

TOTAL SHORT TERM INVESTMENTS (Cost $666,251)		666,251

TOTAL INVESTMENTS - (100.4%) (Cost $9,473,079)		$11,834,348

Liabilities in Excess of Other Assets - (-0.4%)		(51,066)

NET ASSETS - (100.0%)		$11,783,282

(a)	Non-income producing security.

Common Abbreviations:

ADR - American Depositary Receipt.

LP - Limited Partnership.

Ltd. - Limited.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | April 30, 2012 (Unaudited)	23

Schedules of Investments	Red Oak Technology Select Fund
As of April 30, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (97.2%)
CONSUMER DISCRETIONARY (3.9%)
Internet & Catalog Retail (3.9%)
Amazon.com, Inc.(a)	13,700	$3,177,030

INDUSTRIALS (6.2%)
Aerospace & Defense (6.2%)
Huntington Ingalls Industries, Inc.(a)	37,566	1,481,979
Northrop Grumman Corp.	56,100	3,550,008

		5,031,987

INFORMATION TECHNOLOGY (86.3%)
Communications Equipment (3.8%)
Cisco Systems, Inc.	129,000	2,599,350
Research In Motion, Ltd.(a)	35,100	501,930

		3,101,280

Computers & Peripherals (18.0%)
Apple, Inc.(a)	3,960	2,313,590
Dell, Inc.(a)	115,300	1,887,461
EMC Corp.(a)	12,100	341,341
Hewlett-Packard Co.	91,000	2,253,160
International Business Machines Corp.	16,700	3,458,236
Lexmark International, Inc. - Class A	77,000	2,317,700
Western Digital Corp.(a)	52,500	2,037,525

		14,609,013

Electronic Equipment & Instruments (6.6%)
Arrow Electronics, Inc.(a)	54,100	2,274,905
Corning, Inc.	145,000	2,080,750
Ingram Micro, Inc.(a)	50,700	986,622

		5,342,277

Internet Software & Services (7.7%)
Google, Inc. - Class A(a)	3,700	2,239,351
IAC/InterActive Corp.	67,000	3,226,050
Yahoo!, Inc.(a)	51,100	794,094

		6,259,495

IT Services (14.2%)
Accenture PLC - Class A	67,900	4,410,105
Alliance Data Systems Corp.(a)	23,000	2,955,270
Computer Sciences Corp.	44,000	1,234,640
Total System Services, Inc.	124,000	2,916,480

		11,516,495

Semiconductors & Semiconductor Equipment (21.4%)
Applied Materials, Inc.	211,000	2,529,890
Integrated Device Technology, Inc.(a)	165,700	1,121,789
Intel Corp.	84,400	2,396,960
KLA-Tencor Corp.	69,400	3,619,210

24	1-888-462-5386 | www.oakfunds.com

Red Oak Technology Select Fund	Schedules of Investments
As of April 30, 2012 (Unaudited)

Security Description	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Marvell Technology Group, Ltd.(a)	124,400	$1,867,244
Novellus Systems, Inc.(a)	38,400	1,795,200
Sigma Designs, Inc.(a)	40,518	223,254
Spansion, Inc. - Class A(a)	83,662	1,008,964
Xilinx, Inc.	78,700	2,863,106

		17,425,617

Software (14.6%)
CA, Inc.	119,000	3,143,980
Check Point Software Technologies, Ltd.(a)	53,700	3,121,581
Symantec Corp.(a)	174,000	2,874,480
Synopsys, Inc.(a)	91,700	2,751,917

		11,891,958

TELECOMMUNICATION SERVICES (0.8%)
Wireless Telecommunication Services (0.8%)
Sprint Nextel Corp.(a)	260,000	644,800

TOTAL COMMON STOCKS (Cost $60,189,978)		78,999,952

SHORT TERM INVESTMENTS (2.8%)
Fidelity Institutional Money Market Government Portfolio - Class I (7 day yield 0.010%)	2,258,622	2,258,622

TOTAL SHORT TERM INVESTMENTS (Cost $2,258,622)		2,258,622

TOTAL INVESTMENTS - (100.0%) (Cost $62,448,600)		$81,258,574

Assets in Excess of Other Liabilities - (0.0%)(b)		12,808

NET ASSETS - (100.0%)		$81,271,382

(a)	Non-income producing security.
(b)	Less than 0.05%.

Common Abbreviations:

Ltd. - Limited.

PLC - Public Limited Company.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | April 30, 2012 (Unaudited)	25

Schedules of Investments	Black Oak Emerging Technology Fund
As of April 30, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (98.5%)
CONSUMER DISCRETIONARY (3.1%)
Automobiles (3.1%)
Tesla Motors, Inc.(a)	28,600	$947,518

HEALTH CARE (6.0%)
Health Care Technology (1.3%)
Cerner Corp.(a)	5,000	405,450

Life Sciences Tools & Services (4.7%)
Illumina, Inc.(a)	31,900	1,420,507

INFORMATION TECHNOLOGY (85.6%)
Communications Equipment (6.6%)
Qualcomm, Inc.	31,750	2,026,920

Computers & Peripherals (13.4%)
Apple, Inc.(a)	3,600	2,103,264
NetApp, Inc.(a)	27,000	1,048,410
Western Digital Corp.(a)	24,800	962,488

		4,114,162

Electronic Equipment & Instruments (7.2%)
Dolby Laboratories, Inc. - Class A(a)	34,400	1,349,512
Itron, Inc.(a)	21,400	873,120

		2,222,632

Internet Software & Services (8.8%)
MercadoLibre, Inc.	16,000	1,547,840
NetEase.com, Inc. ADR(a)	11,200	675,584
Sohu.com, Inc.(a)	9,700	500,229

		2,723,653

IT Services (6.7%)
Cognizant Technology Solutions Corp. - Class A(a)	28,150	2,063,958

Semiconductors & Semiconductor Equipment (14.6%)
Cavium, Inc.(a)	28,700	839,762
GT Advanced Technologies, Inc.(a)	40,000	260,400
Lam Research Corp.(a)	20,300	845,495
Marvell Technology Group, Ltd.(a)	57,100	857,071
Micrel, Inc.	28,200	307,098
NVIDIA Corp.(a)	40,250	523,250
TriQuint Semiconductor, Inc.(a)	174,600	852,048

		4,485,124

Software (28.3%)
ANSYS, Inc.(a)	16,600	1,113,362
AsiaInfo-Linkage, Inc.(a)	16,100	202,860

26	1-888-462-5386 | www.oakfunds.com

Black Oak Emerging Technology Fund	Schedules of Investments
As of April 30, 2012 (Unaudited)

Security Description	Shares	Value
Software (continued)
Citrix Systems, Inc.(a)	8,300	$710,563
Fortinet, Inc.(a)	39,300	1,026,516
Red Hat, Inc.(a)	25,800	1,537,938
Salesforce.com, Inc.(a)	9,200	1,432,716
SolarWinds, Inc.(a)	20,700	971,037
VMware, Inc. - Class A(a)	15,200	1,698,144

		8,693,136

MATERIALS (3.8%)
Metals & Mining (3.8%)
Lynas Corp., Ltd. ADR(a)	350,000	395,500
Molycorp, Inc.(a)	28,600	773,916

		1,169,416

TOTAL COMMON STOCKS (Cost $26,166,368)		30,272,476

SHORT TERM INVESTMENTS (4.2%)
Fidelity Institutional Money Market Government Portfolio - Class I (7 day yield 0.010%)	1,300,373	1,300,373

TOTAL SHORT TERM INVESTMENTS (Cost $1,300,373)		1,300,373

TOTAL INVESTMENTS - (102.7%) (Cost $27,466,741)		$31,572,849

Liabilities in Excess of Other Assets - (-2.7%)		(817,645)

NET ASSETS - (100.0%)		$30,755,204

(a)	Non-income producing security.

Common Abbreviations:

ADR - American Depositary Receipt.

Ltd. - Limited.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | April 30, 2012 (Unaudited)	27

Schedules of Investments	Live Oak Health Sciences Fund
As of April 30, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (96.8%)
HEALTH CARE (96.8%)
Biotechnology (4.5%)
Amgen, Inc.	16,800	$1,194,648
Biogen Idec, Inc.(a)	2,500	335,025
Targacept, Inc.(a)	2,800	13,300

		1,542,973

Health Care Equipment & Supplies (24.7%)
Baxter International, Inc.	14,000	775,740
Becton Dickinson and Co.	16,000	1,255,200
Boston Scientific Corp.(a)	144,500	904,570
CareFusion Corp.(a)	14,900	386,059
Covidien PLC	17,400	961,002
CR Bard, Inc.	13,300	1,316,168
Greatbatch, Inc.(a)	45,700	1,064,353
Medtronic, Inc.	17,900	683,780
Zimmer Holdings, Inc.	19,900	1,252,307

		8,599,179

Health Care Providers & Services (28.6%)
AmerisourceBergen Corp.	44,800	1,667,008
Cardinal Health, Inc.	38,000	1,606,260
Centene Corp.(a)	5,100	201,909
McKesson Corp.	19,850	1,814,488
Molina Healthcare, Inc.(a)	23,075	591,874
Patterson Cos., Inc.	29,200	995,428
PharMerica Corp.(a)	72,842	864,635
UnitedHealth Group, Inc.	20,700	1,162,305
WellPoint, Inc.	15,700	1,064,774

		9,968,681

Life Sciences Tools & Services (9.3%)
Affymetrix, Inc.(a)	69,000	304,980
Agilent Technologies, Inc.	27,300	1,151,514
Techne Corp.	8,900	595,766
Waters Corp.(a)	14,000	1,177,540

		3,229,800

Pharmaceuticals (29.7%)
AstraZeneca PLC ADR	28,100	1,233,590
Corcept Therapeutics, Inc.(a)	2,820	10,547
Eli Lilly & Co.	18,000	745,020
GlaxoSmithKline PLC ADR	26,300	1,215,849
Johnson & Johnson	17,300	1,126,057
Merck & Co., Inc.	27,000	1,059,480
Novartis AG ADR	18,700	1,031,679
Par Pharmaceutical Cos., Inc.(a)	14,600	618,164
Pfizer, Inc.	58,800	1,348,284

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Live Oak Health Sciences Fund	Schedules of Investments
As of April 30, 2012 (Unaudited)

Security Description	Shares	Value
Pharmaceuticals (continued)
Sanofi ADR	31,392	$1,198,546
Teva Pharmaceutical Industries, Ltd. ADR	16,700	763,858

		10,351,074

TOTAL COMMON STOCKS (Cost $27,400,453)		33,691,707

RIGHTS (0.0%)(b)
HEALTH CARE (0.0%)(b)
Pharmaceuticals (0.0%)(b)
Sanofi CVR, Rights, Expiration 12/31/20(a)	6,500	8,775

TOTAL RIGHTS (Cost $15,633)		8,775

SHORT TERM INVESTMENTS (3.3%)
Fidelity Institutional Money Market Government Portfolio - Class I (7 day yield 0.010%)	1,163,520	1,163,520

TOTAL SHORT TERM INVESTMENTS (Cost $1,163,520)		1,163,520

TOTAL INVESTMENTS - (100.1%) (Cost $28,579,606)		$34,864,002

Liabilities in Excess of Other Assets - (-0.1%)		(46,410)

NET ASSETS - (100.0%)		$34,817,592

(a)	Non-income producing security.
(b)	Less than 0.05%.

Common Abbreviations:

ADR	- American Depositary Receipt.
AG	- Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
CVR	- Contingent Value Rights.
Ltd.	- Limited.
PLC	- Public Limited Company.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | April 30, 2012 (Unaudited)	29

Statements of Assests and Liabilities
As of April 30, 2012 (Unaudited)

	White Oak Select Growth Fund	Pin Oak Equity Fund

Investments at cost	$158,178,591	$53,769,808

ASSETS:
Investments at market value	$243,616,519	$69,942,512
Receivable for capital shares sold	9,226	226
Receivable for investment securities sold	821,332	104,146
Dividends and interest receivable	16,255	61,864
Prepaid expenses	28,003	16,591
Total Assets	244,491,335	70,125,339
LIABILITIES:
Payable for fund shares redeemed	93,303	60,222
Investment advisory fees payable	148,821	42,090
Administration fees payable	17,329	5,164
Trustees’ fees payable	26,610	7,210
Principal financial officer fees payable	543	114
Other accrued expenses	92,425	26,649
Total Liabilities	379,031	141,449
Total Net Assets	$244,112,304	$69,983,890

NET ASSETS:
Paid-in capital (unlimited authorization - no par value)	$1,257,649,186	$158,230,556
Accumulated undistributed net investment income (loss)	432,718	273,782
Accumulated net realized gain (loss) on investments	(1,099,407,528)	(104,693,152)
Net unrealized appreciation on investments	85,437,928	16,172,704
Total Net Assets	$244,112,304	$69,983,890

PORTFOLIO SHARES:
Net Assets	$244,112,304	$69,983,890
Total shares outstanding at end of period	5,679,192	2,124,590
Net asset value, offering and redemption price per share (net assets ÷ shares outstanding)	$42.98	$32.94

The accompanying notes are an integral part of the financial statements.

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Rock Oak Core Growth Fund	River Oak Discovery Fund	Red Oak Technology Select Fund	Black Oak Emerging Technology Fund	Live Oak Health Sciences Fund

$5,561,932	$9,473,079	$62,448,600	$27,466,741	$28,579,606

$7,399,113	$11,834,348	$81,258,574	$31,572,849	$34,864,002
925	–	43,072	2,829	5,992
–	–	55,176	–	–
1,134	6	45,846	8	6,449
11,369	7,451	15,858	12,138	9,427
7,412,541	11,841,805	81,418,526	31,587,824	34,885,870

–	39,984	47,952	785,176	27,816
1,495	6,094	49,570	19,345	21,230
1,007	1,347	6,175	2,623	2,934
797	1,322	8,462	3,505	3,599
15	15	54	87	6
9,505	9,761	34,931	21,884	12,693
12,819	58,523	147,144	832,620	68,278
$7,399,722	$11,783,282	$81,271,382	$30,755,204	$34,817,592

$5,300,797	$9,010,900	$99,077,309	$31,407,802	$27,646,982
12,984	(27,661)	4,521	(163,511)	100,832
248,760	438,774	(36,620,422)	(4,595,195)	785,382
1,837,181	2,361,269	18,809,974	4,106,108	6,284,396
$7,399,722	$11,783,282	$81,271,382	$30,755,204	$34,817,592

$7,399,722	$11,783,282	$81,271,382	$30,755,204	$34,817,592
584,185	823,642	7,598,108	9,892,595	2,435,936
$12.67	$14.31	$10.70	$3.11	$14.29

Semi-Annual Report | April 30, 2012 (Unaudited)	31

Statements of Operations
For the Six Months Ended April 30, 2012 (Unaudited)

	White Oak Select Growth Fund	Pin Oak Equity Fund
INVESTMENT INCOME:
Dividends	$1,842,320	$675,493
Interest	21	103
Less: Foreign withholding tax	(31,065)	–
Total Investment Income	1,811,276	675,596
EXPENSES:
Investment advisory fees	876,641	247,480
Administration fees	103,499	29,978
Trustees’ fees	57,428	15,772
Legal and audit fees	49,050	18,671
Transfer agent fees	214,533	59,845
Registration fees	10,450	10,954
Printing fees	27,916	7,625
Custodian fees	4,897	2,728
Principal financial officer fees	2,692	682
Insurance and other fees	31,452	8,079
Total Expenses	1,378,558	401,814
Less: Investment advisory fees waived	–	–
Net Expenses	1,378,558	401,814
Net Investment Income (Loss)	432,718	273,782
Net realized gain (loss) on securities sold	(1,644,468)	3,346,381
Net change in unrealized appreciation of investment securities	23,839,897	6,123,485
Net Realized and Unrealized Gain on Investments	22,195,429	9,469,866
Net Increase in Net Assets Resulting From Operations	$22,628,147	$9,743,648

The accompanying notes are an integral part of the financial statements.

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Rock Oak Core Growth Fund	River Oak Discovery Fund	Red Oak Technology Select Fund	Black Oak Emerging Technology Fund	Live Oak Health Sciences Fund

$55,672	$49,407	$488,640	$38,208	$331,239
16	22	258	73	85
–	–	–	–	(8,778)
55,688	49,429	488,898	38,281	322,546

25,281	51,393	282,012	110,615	118,800
4,036	6,073	34,154	13,762	15,028
1,625	2,747	18,110	6,971	7,708
7,835	8,739	21,251	12,035	13,006
8,576	8,807	95,856	48,785	22,713
8,608	8,447	9,850	9,094	8,710
1,364	1,565	9,034	3,564	3,109
186	246	3,741	829	1,575
76	118	745	353	293
1,680	2,206	9,624	4,350	4,060
59,267	90,341	484,377	210,358	195,002
(16,563)	(13,251)	–	(8,566)	–
42,704	77,090	484,377	201,792	195,002
12,984	(27,661)	4,521	(163,511)	127,544
274,618	485,174	3,189,943	(66,500)	787,795
290,965	808,098	5,126,507	3,553,488	1,097,870
565,583	1,293,272	8,316,450	3,486,988	1,885,665
$578,567	$1,265,611	$8,320,971	$3,323,477	$2,013,209

Semi-Annual Report | April 30, 2012 (Unaudited)	33

Statements of Changes in Net Assets

	White Oak Select Growth Fund		Pin Oak Equity Fund

	For The Six Months Ended April 30, 2012 (Unaudited)	For The Year Ended October 31, 2011	For The Six Months Ended April 30, 2012 (Unaudited)	For The Year Ended October 31, 2011
INVESTMENT ACTIVITIES:
Net investment income (loss)	$432,718	$(201,041)	$273,782	$(106,161)
Net realized gain (loss) on securities sold	(1,644,468)	23,554,204	3,346,381	10,668,033
Net change in unrealized appreciation (depreciation) of investment securities	23,839,897	(12,133,501)	6,123,485	(5,775,317)
Net Increase (Decrease) in Net Assets Resulting from Operations	22,628,147	11,219,662	9,743,648	4,786,555

DISTRIBUTIONS TO SHAREHOLDERS:
Net income	–	–	–	(219,936)
Realized capital gains	–	–	–	–
Total Distributions	–	–	–	(219,936)

CAPITAL SHARE TRANSACTIONS (IN DOLLARS):
Shares issued	7,608,813	8,834,933	4,530,916	15,384,694
Shares issued in lieu of cash distributions	–	–	–	208,139
Shares redeemed	(27,681,476)	(37,682,261)	(8,505,124)	(25,789,978)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(20,072,663)	(28,847,328)	(3,974,208)	(10,197,145)
Total Increase (Decrease) in Net Assets	2,555,484	(17,627,666)	5,769,440	(5,630,526)

NET ASSETS:
Beginning of period	241,556,820	259,184,486	64,214,450	69,844,976
End of period	$244,112,304	$241,556,820	$69,983,890	$64,214,450

Including accumulated undistributed net investment income (loss)	$432,718	$–	$273,782	$–

SHARES ISSUED AND REDEEMED:
Issued	197,688	218,861	146,708	521,981
Issued in lieu of cash distributions	–	–	–	7,402
Redeemed	(697,682)	(940,386)	(273,471)	(888,042)
Net Increase (Decrease) in Share Transactions	(499,994)	(721,525)	(126,763)	(358,659)

The accompanying notes are an integral part of the financial statements.
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Rock Oak Core Growth Fund		River Oak Discovery Fund		Red Oak Technology Select Fund

For The Six Months Ended April 30, 2012 (Unaudited)	For The Year Ended October 31, 2011	For The Six Months Ended April 30, 2012 (Unaudited)	For The Year Ended October 31, 2011	For The Six Months Ended April 30, 2012 (Unaudited)	For The Year Ended October 31, 2011

$12,984	$(25,017)	$(27,661)	$(65,346)	$4,521	$(289,208)
274,618	219,334	485,174	4,252	3,189,943	8,323,742
290,965	88,246	808,098	(66,227)	5,126,507	(1,034,760)
578,567	282,563	1,265,611	(127,321)	8,320,971	6,999,774

–	–	–	–	–	–
–	–	–	(130,972)	–	–
–	–	–	(130,972)	–	–

331,601	812,464	617,751	2,467,112	5,932,489	11,958,223
–	–	–	128,699	–	–
(400,849)	(948,447)	(414,994)	(1,147,156)	(5,092,865)	(12,262,647)
(69,248)	(135,983)	202,757	1,448,655	839,624	(304,424)
509,319	146,580	1,468,368	1,190,362	9,160,595	6,695,350

6,890,403	6,743,823	10,314,914	9,124,552	72,110,787	65,415,437
$7,399,722	$6,890,403	$11,783,282	$10,314,914	$81,271,382	$72,110,787

$12,984	$–	$(27,661)	$–	$4,521	$–

27,046	65,828	45,639	171,104	585,821	1,274,983
–	–	–	9,662	–	–
(35,071)	(77,904)	(30,138)	(83,338)	(500,034)	(1,307,236)
(8,025)	(12,076)	15,501	97,428	85,787	(32,253)

Semi-Annual Report | April 30, 2012 (Unaudited)	35

Statements of Changes in Net Assets

	Black Oak Emerging Technology Fund		Live Oak Health Sciences Fund
	For The Six Months Ended April 30, 2012 (Unaudited)	For The Year Ended October 31, 2011	For The Six Months Ended April 30, 2012 (Unaudited)	For The Year Ended October 31, 2011
INVESTMENT ACTIVITIES:
Net investment income (loss)	$(163,511)	$(434,406)	$127,544	$113,601
Net realized gain (loss) on securities sold	(66,500)	1,005,786	787,795	965,557
Net change in unrealized appreciation (depreciation) of investment securities	3,553,488	(1,296,949)	1,097,870	1,443,672
Net Increase (Decrease) in Net Assets Resulting from Operations	3,323,477	(725,569)	2,013,209	2,522,830

DISTRIBUTIONS TO SHAREHOLDERS:
Net income	–	–	(140,312)	(32,926)
Realized capital gains	–	–	(967,970)	(912,476)
Total Distributions	–	–	(1,108,282)	(945,402)

CAPITAL SHARE TRANSACTIONS (IN DOLLARS):
Shares issued	1,802,093	6,829,946	7,686,665	12,417,643
Shares issued in lieu of cash distributions	–	–	1,059,913	923,428
Shares redeemed	(3,363,737)	(20,825,249)	(3,905,092)	(5,442,774)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(1,561,644)	(13,995,303)	4,841,486	7,898,297
Total Increase (Decrease) in Net Assets	1,761,833	(14,720,872)	5,746,413	9,475,725

NET ASSETS:
Beginning of period	28,993,371	43,714,243	29,071,179	19,595,454
End of period	$30,755,204	$28,993,371	$34,817,592	$29,071,179

Including accumulated undistributed net investment income (loss)	$(163,511)	$–	$100,832	$113,600

SHARES ISSUED AND REDEEMED:
Issued	597,395	2,206,626	556,846	886,012
Issued in lieu of cash distributions	–	–	82,870	73,933
Redeemed	(1,119,319)	(6,682,886)	(281,025)	(409,127)
Net Increase (Decrease) in Share Transactions	(521,924)	(4,476,260)	358,691	550,818

The accompanying notes are an integral part of the financial statements.
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OAK ASSOCIATES FUNDS

This Page Intentionally Left Blank

Financial Highlights
For a share outstanding throughout the years ended

For the Six Months Ended April 30, 2012 (Unaudited)
WHITE OAK SELECT GROWTH FUND
Net Asset Value Beginning of Period	$39.09
Income (Loss) From Operations
Net Investment Income (Loss)(a)	0.07
Realized and Unrealized Gain or (Losses) in Securities(a)	3.82
Total From Operations	3.89

Less Distributions:
Dividends from Net Investment Income	–
Distributions from Capital Gains	–
Total Dividends and Distributions	–
Net Asset Value End of Period	$42.98

Total Return(b)	9.95%(c)
Net Assets End of Period (000)	$244,112

Ratio of Net Expenses to Average Net Assets	1.16%(d)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.37%(d)

Ratio of Net Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	N/A
Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Fees Paid Indirectly)	1.16%(d)
Portfolio Turnover Rate	2%

(a)	Per share calculations were performed using average shares for the period.
(b)	Figures do not reflect the deduction of taxes the shareholder will pay on fund distributions or redemption of fund shares.
(c)	Not annualized.
(d)	Annualized.

The accompanying notes are an integral part of the financial statements.

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Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007

$37.56	$31.44	$23.89	$39.49	$31.91

(0.03)	(0.20)	(0.18)	(0.23)	(0.12)
1.56	6.32	7.73	(15.37)	7.70
1.53	6.12	7.55	(15.60)	7.58

–	–	–	–	–
–	–	–	–	–
–	–	–	–	–
$39.09	$37.56	$31.44	$23.89	$39.49

4.07%	19.47%	31.60%	(39.50)%	23.75%
$241,557	$259,184	$319,359	$215,862	$439,978

1.14%	1.25%	1.25%	1.25%	1.25%
(0.08)%	(0.58)%	(0.70)%	(0.70)%	(0.34)%

N/A	N/A	1.25%	1.25%	1.25%
1.14%	1.34%	1.51%	1.41%	1.28%
12%	14%	31%	25%	29%

Semi-Annual Report | April 30, 2012 (Unaudited)	39

Financial Highlights
For a share outstanding throughout the years ended

For the Six Months Ended April 30, 2012 (Unaudited)
PIN OAK EQUITY FUND
Net Asset Value Beginning of Period	$28.52
Income (Loss) From Operations
Net Investment Income (Loss)(a)	0.12
Realized and Unrealized Gain or (Losses) in Securities(a)	4.30
Total From Operations	4.42

Less Distributions:
Dividends from Net Investment Income	–
Distributions from Capital Gains	–
Total Dividends and Distributions	–
Net Asset Value End of Period	$32.94

Total Return(b)	15.50%(c)
Net Assets End of Period (000)	$69,984

Ratio of Net Expenses to Average Net Assets	1.20%(d)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.82%(d)

Ratio of Net Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	N/A
Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Fees Paid Indirectly)	1.20%(d)
Portfolio Turnover Rate	14%

(a)	Per share calculations were performed using average shares for the period.
(b)	Figures do not reflect the deduction of taxes the shareholder will pay on fund distributions or redemption of fund shares.
(c)	Not annualized.
(d)	Annualized.

The accompanying notes are an integral part of the financial statements.

40	1-888-462-5386 | www.oakfunds.com

Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007

$26.76	$22.74	$15.58	$27.46	$21.18

(0.05)	0.07	(0.11)	(0.08)	(0.12)
1.90	3.96	7.27	(11.80)	6.40
1.85	4.03	7.16	(11.88)	6.28

(0.09)	(0.01)	–	–	–
–	–	–	–	–
(0.09)	(0.01)	–	–	–
$28.52	$26.76	$22.74	$15.58	$27.46

6.92%	17.74%	45.96%	(43.26)%	29.65%
$64,214	$69,845	$118,532	$36,198	$90,901

1.20%	1.25%	1.25%	1.25%	1.25%
(0.16)%	0.27%	(0.58)%	(0.34)%	(0.50)%

N/A	N/A	1.25%	1.25%	1.25%
1.20%	1.33%	1.60%	1.51%	1.35%
27%	35%	16%	38%	18%

Semi-Annual Report | April 30, 2012 (Unaudited)	41

Financial Highlights
For a share outstanding throughout the years ended

For the Six Months Ended April 30, 2012 (Unaudited)
ROCK OAK CORE GROWTH FUND
Net Asset Value Beginning of Period	$11.64
Income (Loss) From Operations
Net Investment Income (Loss)(a)	0.02
Realized and Unrealized Gain or (Losses) in Securities(a)	1.01
Total From Operations	1.03

Less Distributions:
Dividends from Net Investment Income	–
Distributions from Capital Gains	–
Total Dividends and Distributions	–
Net Asset Value End of Period	$12.67

Total Return(b)	8.85%(c)
Net Assets End of Period (000)	$7,400

Ratio of Net Expenses to Average Net Assets	1.25%(d)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.38%(d)

Ratio of Net Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	N/A
Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Fees Paid Indirectly)	1.73%(d)
Portfolio Turnover Rate	15%

(a)	Per share calculations were performed using average shares for the period.
(b)	Figures do not reflect the deduction of taxes the shareholder will pay on fund distributions or redemption of fund shares.
(c)	Not annualized.
(d)	Annualized.

The accompanying notes are an integral part of the financial statements.

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Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007

$11.16	$9.09	$7.28	$13.45	$10.68

(0.04)	(0.06)	(0.04)	(0.06)	(0.07)
0.52	2.13	1.85	(5.54)	2.84
0.48	2.07	1.81	(5.60)	2.77

–	–	–	–	–
–	–	–	(0.57)	–
–	–	–	(0.57)	–
$11.64	$11.16	$9.09	$7.28	$13.45

4.30%	22.77%	24.86%	(43.43)%	25.94%
$6,890	$6,744	$5,798	$4,571	$8,389

1.25%	1.25%	1.25%	1.25%	1.25%
(0.35)%	(0.59)%	(0.56)%	(0.53)%	(0.57)%

N/A	N/A	1.25%	1.25%	1.25%
1.65%	1.54%	1.82%	1.56%	1.46%
40%	62%	45%	92%	86%

Semi-Annual Report | April 30, 2012 (Unaudited)	43

Financial Highlights
For a share outstanding throughout the years ended

For the Six Months Ended April 30, 2012 (Unaudited)
RIVER OAK DISCOVERY FUND
Net Asset Value Beginning of Period	$12.76
Income (Loss) From Operations
Net Investment Loss(a)	(0.03)
Realized and Unrealized Gain or (Losses) in Securities(a)	1.58
Total From Operations	1.55

Less Distributions:
Dividends from Net Investment Income	–
Distributions from Capital Gains	–
Total Dividends and Distributions	–
Net Asset Value End of Period	$14.31

Total Return(b)	12.15%(c)
Net Assets End of Period (000)	$11,783

Ratio of Net Expenses to Average Net Assets	1.35%(d)
Ratio of Net Investment Loss to Average Net Assets	(0.48)%(d)

Ratio of Net Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	N/A
Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Fees Paid Indirectly)	1.58%(d)
Portfolio Turnover Rate	23%

(a)	Per share calculations were performed using average shares for the period.
(b)	Figures do not reflect the deduction of taxes the shareholder will pay on fund distributions or redemption of fund shares.
(c)	Not annualized.
(d)	Annualized.

The accompanying notes are an integral part of the financial statements.

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Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007

$12.84	$10.96	$7.86	$14.80	$11.56

(0.08)	(0.10)	(0.09)	(0.08)	(0.12)
0.18	1.98	3.19	(6.46)	3.36
0.10	1.88	3.10	(6.54)	3.24

–	–	–	–	–
(0.18)	–	–	(0.40)	–
(0.18)	–	–	(0.40)	–
$12.76	$12.84	$10.96	$7.86	$14.80

0.74%	17.15%	39.44%	(45.31)%	28.03%
$10,315	$9,125	$8,247	$4,168	$7,823

1.35%	1.35%	1.35%	1.35%	1.35%
(0.61)%	(0.83)%	(1.03)%	(0.68)%	(0.92)%

N/A	N/A	1.35%	1.35%	1.35%
1.52%	1.57%	1.92%	1.76%	1.72%
92%	56%	67%	145%	148%

Semi-Annual Report | April 30, 2012 (Unaudited)	45

Financial Highlights
For a share outstanding throughout the years ended

For the Six Months Ended April 30, 2012 (Unaudited)
RED OAK TECHNOLOGY SELECT FUND
Net Asset Value Beginning of Period	$9.60
Income (Loss) From Operations
Net Investment Income (Loss)(a)	0.00(b)
Realized and Unrealized Gain or (Losses) in Securities(a)	1.10
Total From Operations	1.10

Less Distributions:
Dividends from Net Investment Income	–
Distributions from Capital Gains	–
Total Dividends and Distributions	–
Net Asset Value End of Period	$10.70

Total Return(c)	11.46%(d)
Net Assets End of Period (000)	$81,271

Ratio of Net Expenses to Average Net Assets	1.27%(e)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.01%(e)

Ratio of Net Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	N/A
Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Fees Paid Indirectly)	1.27%(e)
Portfolio Turnover Rate	13%

(a)	Per share calculations were performed using average shares for the period.
(b)	Amount represents less than $0.005 per share.
(c)	Figures do not reflect the deduction of taxes the shareholder will pay on fund distributions or redemption of fund shares.
(d)	Not annualized.
(e)	Annualized.

The accompanying notes are an integral part of the financial statements.

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Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007

$8.67	$7.04	$4.92	$8.75	$6.90

(0.04)	(0.05)	(0.03)	(0.06)	(0.03)
0.97	1.68	2.15	(3.77)	1.88
0.93	1.63	2.12	(3.83)	1.85

–	–	–	–	–
–	–	–	–	–
–	–	–	–	–
$9.60	$8.67	$7.04	$4.92	$8.75

10.73%	23.15%	43.09%	(43.77)%	26.81%
$72,111	$65,415	$73,511	$44,079	$115,005

1.32%	1.35%	1.35%	1.35%	1.35%
(0.43)%	(0.70)%	(0.56)%	(0.80)%	(0.40)%

N/A	N/A	1.35%	1.35%	1.35%
1.32%	1.53%	1.82%	1.58%	1.40%
24%	28%	30%	17%	11%

Semi-Annual Report | April 30, 2012 (Unaudited)	47

Financial Highlights
For a share outstanding throughout the years ended

For the Six Months Ended April 30, 2012 (Unaudited)
BLACK OAK EMERGING TECHNOLOGY FUND
Net Asset Value Beginning of Period	$2.78
Income (Loss) From Operations
Net Investment Loss(a)	(0.02)
Realized and Unrealized Gain or (Losses) in Securities(a)	0.35
Total From Operations	0.33

Less Distributions:
Dividends from Net Investment Income	–
Distributions from Capital Gains	–
Total Dividends and Distributions	–
Net Asset Value End of Period	$3.11

Total Return(b)	11.87%(c)
Net Assets End of Period (000)	$30,755

Ratio of Net Expenses to Average Net Assets	1.35%(d)
Ratio of Net Investment Loss to Average Net Assets	(1.09)%(d)

Ratio of Net Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	N/A
Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Fees Paid Indirectly)	1.41%(d)
Portfolio Turnover Rate	21%

(a)	Per share calculations were performed using average shares for the period.
(b)	Figures do not reflect the deduction of taxes the shareholder will pay on fund distributions or redemption of fund shares.
(c)	Not annualized.
(d)	Annualized.

The accompanying notes are an integral part of the financial statements.

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Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007

$2.94	$2.19	$1.63	$2.94	$2.21

(0.04)	(0.03)	(0.02)	(0.02)	(0.03)
(0.12)	0.78	0.58	(1.29)	0.76
(0.16)	0.75	0.56	(1.31)	0.73

–	–	–	–	–
–	–	–	–	–
–	–	–	–	–
$2.78	$2.94	$2.19	$1.63	$2.94

(5.44)%	34.25%	34.36%	(44.56)%	33.03%
$28,993	$43,714	$37,596	$19,478	$39,810

1.35%	1.35%	1.35%	1.35%	1.35%
(1.16)%	(1.16)%	(1.15)%	(0.94)%	(1.04)%

N/A	N/A	1.35%	1.35%	1.35%
1.35%	1.55%	1.93%	1.76%	1.62%
54%	99%	49%	79%	76%

Semi-Annual Report | April 30, 2012 (Unaudited)	49

Financial Highlights
For a share outstanding throughout the years ended

For the Six Months Ended April 30, 2012 (Unaudited)
LIVE OAK HEALTH SCIENCES FUND
Net Asset Value Beginning of Period	$14.00
Income (Loss) From Operations
Net Investment Income (Loss)(a)	0.05
Realized and Unrealized Gain or (Losses) in Securities(a)	0.76
Total From Operations	0.81

Less Distributions:
Dividends from Net Investment Income	(0.07)
Distributions from Capital Gains	(0.45)
Total Dividends and Distributions	(0.52)
Net Asset Value End of Period	$14.29

Total Return(b)	6.19%(c)
Net Assets End of Period (000)	$34,818

Ratio of Net Expenses to Average Net Assets	1.21%(d)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.79%(d)

Ratio of Net Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	N/A
Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Fees Paid Indirectly)	1.21%(d)
Portfolio Turnover Rate	9%

(a)	Per share calculations were performed using average shares for the period.
(b)	Figures do not reflect the deduction of taxes the shareholder will pay on fund distributions or redemption of fund shares.
(c)	Not annualized.
(d)	Annualized.

The accompanying notes are an integral part of the financial statements.

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Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007

$12.84	$11.00	$9.48	$12.41	$11.18

0.06	0.02	(0.01)	(0.04)	(0.01)
1.72	2.22	1.53	(2.89)	1.24
1.78	2.24	1.52	(2.93)	1.23

(0.02)	–	–	–	–
(0.60)	(0.40)	–	–	–
(0.62)	(0.40)	–	–	–
$14.00	$12.84	$11.00	$9.48	$12.41

14.46%	20.66%	16.03%	(23.61)%	11.00%
$29,071	$19,595	$16,249	$14,013	$21,354

1.25%	1.35%	1.35%	1.35%	1.35%
0.47%	0.17%	0.08%	(0.36)%	(0.11)%

N/A	N/A	1.35%	1.35%	1.35%
1.25%	1.38%	1.61%	1.52%	1.37%
17%	22%	31%	25%	28%

Semi-Annual Report | April 30, 2012 (Unaudited)	51

Notes to Financial Statements
As of April 30, 2012 (Unaudited)

1. ORGANIZATION:

The Oak Associates Funds (the “Trust”) is organized as a Massachusetts business trust under an Agreement and Declaration of Trust dated November 6, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open–end management investment company with seven funds: White Oak Select Growth Fund, Pin Oak Equity Fund, Rock Oak Core Growth Fund and River Oak Discovery Fund (diversified funds); Red Oak Technology Select Fund, Black Oak Emerging Technology Fund and Live Oak Health Sciences Fund (non–diversified funds) (collectively referred to as “Funds” and individually referred to as a “Fund”). The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations and expenses during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Funds.

Security Valuation – Investments in equity securities, which are traded on a national exchange, are stated at the last quoted sales price if readily available for such equity securities on each business day. Investments in equity securities, which are reported on the NASDAQ national market system are valued at the official closing price; other equity securities traded in the over–the–counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value.

Redeemable securities issued by open–end registered investment companies are valued at the investment company’s applicable net asset value.

Securities for which market prices are not “readily available” (of which there were none as of April 30, 2012) are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees. The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Funds’ Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de–listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; a significant event with respect to a security or securities has occurred after the close of the market or exchange on which the security or securities principally trades and before the time the Fund calculates net asset value; or trading of the security is subject to local government–imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

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Notes to Financial Statements
As of April 30, 2012 (Unaudited)

Security Transactions and Investment Income – Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex–dividend date, and interest income is recognized on the actual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Expenses – Expenses that are directly related to one of the Funds are charged to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative daily net assets.

Repurchase Agreements – The Funds invest in tri–party repurchase agreements. Securities held as collateral for tri–party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the repurchase agreements and procedures adopted by the Board of Trustees require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and paid to shareholders on an annual basis, as applicable. Net realized capital gains on sales of securities, if any, are distributed to shareholders at least annually. Distributions to shareholders are determined in accordance with income tax regulations and are recorded on the ex–dividend date.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Therefore, the source of the fund’s distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain, or from paid–in–capital, depending upon the type of book/tax differences that may exist.

3. FAIR VALUE MEASUREMENTS:

A three–tier hierarchy has been established for fair value measurement based on the extent of use of “observable inputs” as compared to “unobservable inputs” for disclosure purposes and requires additional disclosures about these valuations measurements. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the security developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the security developed based on the best information available in the circumstances.

Semi-Annual Report | April 30, 2012 (Unaudited)	53

Notes to Financial Statements
As of April 30, 2012 (Unaudited)

The three-tier hierarchy is summarized as follows:

1) Level 1 - Quoted and Unadjusted prices in active markets for identical securities

2) Level 2 - Other Significant Observable Inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

3) Level 3 - Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value each Fund’s investments as of April 30, 2012.

	Level 1	Level 2	Level 3	Total
WHITE OAK SELECT GROWTH FUND
Common Stocks	$242,949,662	$–	$–	$242,949,662
Short Term Investments	666,857	–	–	666,857
Total	$243,616,519	$–	$–	$243,616,519

	Level 1	Level 2	Level 3	Total
PIN OAK EQUITY FUND
Common Stocks	$69,335,418	$–	$–	$69,335,418
Short Term Investments	607,094	–	–	607,094
Total	$69,942,512	$–	$–	$69,942,512

	Level 1	Level 2	Level 3	Total
ROCK OAK CORE GROWTH FUND
Common Stocks	$6,929,633	$–	$–	$6,929,633
Short Term Investments	469,480	–	–	469,480
Total	$7,399,113	$–	$–	$7,399,113

	Level 1	Level 2	Level 3	Total
RIVER OAK DISCOVERY FUND
Common Stocks	$10,846,497	$–	$–	$10,846,497
Master Limited Partnerships	321,600	–	–	321,600
Short Term Investments	666,251	–	–	666,251
Total	$11,834,348	$–	$–	$11,834,348

	Level 1	Level 2	Level 3	Total
RED OAK TECHNOLOGY SELECT FUND
Common Stocks	$78,999,952	$–	$–	$78,999,952
Short Term Investments	2,258,622	–	–	2,258,622
Total	$81,258,574	$–	$–	$81,258,574

	Level 1	Level 2	Level 3	Total
BLACK OAK EMERGING TECHNOLOGY FUND
Common Stocks	$30,272,476	$–	$–	$30,272,476
Short Term Investments	1,300,373	–	–	1,300,373
Total	$31,572,849	$–	$–	$31,572,849

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Notes to Financial Statements
As of April 30, 2012 (Unaudited)

	Level 1	Level 2	Level 3	Total
LIVE OAK HEALTH SCIENCES FUND
Common Stocks	$33,691,707	$–	$–	$33,691,707
Rights	8,775	–	–	8,775
Short Term Investments	1,163,520	–	–	1,163,520
Total	$34,864,002	$–	$–	$34,864,002

The above tables are presented by levels of disaggregation for each asset class. For detailed descriptions of the underlying industries, see the accompanying Schedules of Investments. There were no significant transfers into or out of Level I and 2 during the period. There were no Level 3 securities held during the period.

4. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of Oak Associates, Ltd., ALPS Fund Services, Inc. (the “Administrator”) and/or ALPS Distributors, Inc. (the “Distributor”). Such officers are paid no fees by the Trust for serving as officers of the Trust.

5. ADMINISTRATION, TRANSFER AGENT AND DISTRIBUTION AGREEMENTS:

Administration: ALPS Fund Services, Inc. (the “Administrator”) serves as administrator to the Trust. The Trust and the Administrator have entered into an administration agreement dated May 17, 2010 (the “Administration Agreement”). Under the Administration Agreement, the Administrator provides the Trust with administrative services, including regulatory reporting, fund accounting services, including calculating the Funds’ daily net asset value, and all necessary office space, equipment, personnel and facilities. The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect for a period of one year after the effective date of the agreement and shall continue in effect for successive periods of one year unless terminated by either party on not less than 60 days’ prior written notice to the other party.

Transfer Agent: As of May 17, 2010, ALPS Fund Services, Inc. (the “Transfer Agent”) serves as transfer agent, dividend paying agent and shareholder service agent for the Trust under a transfer agency services agreement with the Trust.

Distribution: The Trust and ALPS Distributors, Inc. (the “Distributor”), an affiliate of the Administrator, are parties to a distribution agreement dated May 17, 2010 (the “Distribution Agreement”) whereby the Distributor acts as principal underwriter for the Trust’s shares. The Distributor agreed to use its best efforts in distributing Fund shares but is not obligated to sell any particular number of shares. The Distributor does not receive compensation under the Distribution Agreement for distribution of Fund shares.

Semi-Annual Report | April 30, 2012 (Unaudited)	55

Notes to Financial Statements
As of April 30, 2012 (Unaudited)

6. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

The Trust and the Adviser are parties to an Investment Advisory Agreement dated February 27, 1998, as last amended May 4, 2005, under which the Adviser receives an annual fee equal to 0.74% of the average daily net assets of each Fund, except for the River Oak Discovery Fund for which the Adviser receives 0.90% of the average daily net assets of the Fund. Effective February 28, 2008, the Adviser has agreed to contractually waive all or a portion of its fees (and to reimburse the Funds’ expenses if necessary) in order to limit operating expenses to not more than 1.25% of the average daily net assets of the White Oak Select Growth, Rock Oak Core Growth and Pin Oak Equity Funds, and 1.35% of the average daily net assets of the River Oak Discovery, Red Oak Technology Select, Black Oak Emerging Technology and Live Oak Health Sciences Funds for one year periods. Effective March 2, 2012 the Adviser contractually agreed to continue this arrangement through February 28, 2013.

U.S. Bank N.A. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

7. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short–term investments, for the six months ended April 30, 2012, were as follows:

Fund	Purchases	Sales
White Oak Select Growth Fund	$4,042,075	$25,032,382
Pin Oak Equity Fund	8,912,770	10,692,970
Rock Oak Core Growth Fund	980,026	1,337,578
River Oak Discovery Fund	2,554,782	2,699,739
Red Oak Technology Select Fund	10,891,520	9,584,524
Black Oak Emerging Technology Fund	6,055,839	7,080,758
Live Oak Health Sciences Fund	6,336,592	2,799,125

8. FEDERAL INCOME TAXES:

Each of the Funds is classified as a separate taxable entity for Federal income tax purposes. Each of the Funds intends to continue to qualify as a separate “regulated investment company” under Sub–chapter M of the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required.

To the extent that dividends from net investment income and distributions from net realized capital gains exceed amounts reported in the financial statements, such amounts are reported separately.

The amounts of dividends from net investment income and distributions from net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. The character of dividends from net investment income or distributions from net realized gains made during the year, and the timing of dividends and distributions where the fiscal year in which the amounts are

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Notes to Financial Statements
As of April 30, 2012 (Unaudited)

distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise. These differences are primarily due to the reclass of distributions on net operating losses and expiration of capital loss carryforwards.

Accordingly, the following permanent differences have been reclassified to/from the following accounts:

Fund	(Over)/ Undistributed Net Investment Income	Accumulated Capital Gains	Paid–in Capital
White Oak Select Growth Fund	$201,041	$183,047,477	$(183,248,518)
Pin Oak Equity Fund	106,161	169,418,514	(169,524,675)
Rock Oak Core Growth Fund	25,017	–	(25,017)
River Oak Discovery Fund	65,346	9,826	(75,172)
Red Oak Technology Select Fund	289,208	285,351,745	(285,640,953)
Black Oak Emerging Technology Fund	434,406	14,075,727	(14,510,133)
Live Oak Health Sciences Fund	(1)	–	1

The tax character of the distributions paid by the Funds for the fiscal year ended October 31, 2011 is as follows:

Fund	Ordinary Income	Long–Term Capital Gain	Total
Pin Oak Equity Fund	$219,936	$–	$219,936
River Oak Discovery Fund	–	130,972	130,972
Live Oak Health Sciences Fund	442,160	503,242	945,402

As of October 31, 2011, the components of distributable earnings on a tax basis were as follows:

	Undistributed Net Investment Income	Accumulated Capital Gains/ (Losses)	Unrealized Appreciation	Total
White Oak Select Growth Fund	$–	$ (1,097,763,060)	$61,598,031	$ (1,036,165,029)
Pin Oak Equity Fund	–	(108,039,533)	10,049,219	(97,990,314)
Rock Oak Core Growth Fund	–	(17,587)	1,537,945	1,520,358
River Oak Discovery Fund	–	(16,274)	1,502,519	1,486,245
Red Oak Technology Select Fund	–	(38,829,918)	12,703,020	(26,126,898)
Black Oak Emerging Technology Fund	–	(4,525,852)	549,777	(3,976,075)
Live Oak Health Sciences Fund	326,455	755,283	5,183,945	6,265,683

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains.

Semi-Annual Report | April 30, 2012 (Unaudited)	57

Notes to Financial Statements
As of April 30, 2012 (Unaudited)

At October 31, 2011, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

Expiring October 31,	White Oak Select Growth Fund	Pin Oak Equity Fund	Rock Oak Core Growth Fund	River Oak Discovery Fund	Red Oak Technology Select Fund	Black Oak Emerging Technology Fund	Live Oak Health Sciences Fund

2012	$744,256,673	$90,283,407	$–	$–	$34,232,859	$–	$–

2013	321,944,019	17,756,126	–	–	–	–	–

2014	–	–	–	–	–	–	–

2015	–	–	–	–	–	–	–

2016	22,546,570	–	–	–	–	–	–

2017	9,015,798	–	17,587	–	4,597,059	4,525,852	–

2018	–	–	–	–	–	–	–

2019	–	–	–	16,274	–	–	–

Total	$1,097,763,060	$108,039,533	$17,587	$16,274	$38,829,918	$4,525,852	$–

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized in tax years beginning after December 22, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term. Under the law in effect prior to the Act, net capital losses were carried forward for eight years and treated as short-term. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At April 30, 2011, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Funds is as follows:

	Federal Tax Cost	Aggregate Gross Appreciation	Aggregate Gross Depreciation	Net
White Oak Select Growth Fund	$158,178,591	$92,592,969	$(7,155,041)	$85,437,928
Pin Oak Equity Fund	53,769,808	17,648,763	(1,476,059)	16,172,704
Rock Oak Core Growth Fund	5,561,932	2,085,124	(247,943)	1,837,181
River Oak Discovery Fund	9,473,079	2,838,906	(477,637)	2,361,269
Red Oak Technology Select Fund	62,448,600	23,107,536	(4,297,562)	18,809,974
Black Oak Emerging Technology Fund	27,469,584	6,678,564	(2,575,299)	4,103,265
Live Oak Health Sciences Fund	28,582,187	7,396,180	(1,114,365)	6,281,815

Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is

58	1-888-462-5386 | www.oakfunds.com

Notes to Financial Statements
As of April 30, 2012 (Unaudited)

required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Management has analyzed the Funds’ tax position taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that as of April 31, 2012, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

9. CONCENTRATION OF CREDIT RISK AND OWNERSHIP:

The Red Oak Technology Select Fund and the Black Oak Emerging Technology Fund invest a substantial portion of their assets in securities in the technology industry. The Live Oak Health Sciences Fund invests a substantial portion of its assets in securities in the health care, medicine and life sciences industries. Therefore, each of these Funds may be more affected by economic developments in those industries than a general equity fund would be.

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however based on experience, the risk of loss from such claims is considered remote.

From time to time, the Funds may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

As of April 30, 2012, the James D. Oelschlager Trust owned 34.57% of the River Oak Discovery Fund and Charles Schwab & Co. Inc. owned 26.39% of the Live Oak Health Science Fund.

Semi-Annual Report | April 30, 2012 (Unaudited)	59

By Mail

Oak Associates Funds

   P.O. Box 8233

   Denver, CO 80201-8233

By Telephone 1-888-462-5386 Monday through Friday, 8:30 a.m. to 8:00 p.m. ET

On The Web www.oakfunds.com

Click on the My Oak Account section to take advantage of these features:

•	Trade Online
•	Access and Update Account Information
•	Go Paperless with eDelivery
•	View and download account history
•	Establish a systematic investment plan

The Trust files its complete schedule of portfolio holdings of each Fund with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Forms N-Q is available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-462-5386; and (ii) on the Commission’s website at http://www.sec.gov.

This report has been prepared for Oak Associates Funds Shareholders and may be distributed to others only if preceded or accompanied by a prospectus.

Oak Associates Funds are distributed by ALPS Distributors, Inc.

Item 2. Code of Ethics.

Not applicable to semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Report to Stockholders filed under Item 1 of this Form N-CSRS.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End

            Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment

            Companies and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes by which Shareholders may recommend nominees to the Board of Trustees.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable to semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(a)(3) None.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OAK ASSOCIATES FUNDS

By	/s/ Leslie Manna
Leslie Manna
President

Date:	July 9, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Leslie Manna
Leslie Manna
President and Principal Executive Officer

Date:	July 9, 2012

By	/s/ Patrick Buchanan
Patrick Buchanan
Treasurer and Principal Financial Officer

Date:	July 9, 2012